Document and Entity Information	Jul. 11, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jul. 11, 2022
Entity Registrant Name	CRESTWOOD MIDSTREAM PARTNERS LP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35377
Entity Tax Identification Number	20-1647837
Entity Address, Address Line One	811 Main Street
Entity Address, Address Line Two	Suite 3400
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	832
Local Phone Number	519-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	Acquisition As reported in a Current Report on Form 8-K filed with the Securities and Exchange Commission on July 15, 2022 (the “Original Form 8-K”) by Crestwood Midstream Partners LP, a Delaware limited partnership (“CMLP”), on July 11, 2022, CMLP, a wholly owned subsidiary of Crestwood Equity Partners LP, a Delaware limited partnership (the “Partnership”), and Crestwood Sendero GP LLC, a Delaware limited liability company (together with CMLP, the “Buyers”) and wholly owned subsidiary of CMLP, completed their acquisition (the “Sendero Acquisition”) of Sendero Midstream Partners LP (“Sendero”) for approximately $600 million in cash, subject to certain adjustments, pursuant to the Purchase Agreement, dated as of May 25, 2022, by and among (i) the Buyers, (ii) the Partnership, as the guarantor and indirect owner of the Buyers, (iii) Sendero, (iv) Energy Capital Partners III, LP, a Delaware limited partnership, (v) Energy Capital Partners III-A, LP, a Delaware limited partnership, (vi) Energy Capital Partners III-B (Sendero IP), LP, a Delaware limited partnership, (vii) Energy Capital Partners III-C (Sendero IP), LP, a Delaware limited partnership, (viii) Carlsbad Co-Invest, LP, a Delaware limited partnership, (ix) ECP III (Sendero Co-Invest) Corp, a Delaware corporation, (x) Sendero Midstream Management, LLC, a Delaware limited liability company, and (xi) Sendero Midstream GP, LLC, a Delaware limited liability company and the general partner of Sendero. Capitalized terms used but not defined herein will have the meanings assigned to such terms in the Original Form 8-K. This Current Report on Form 8-K/A (this “Amendment”) amends and supplements the Original Form 8-K to provide the following: • the unaudited financial statements of Sendero (for the period described in Item 9.01(a) below) and the notes thereto; • the audited financial statements of Sendero (for the period described in Item 9.01(a) below), the notes thereto and the Report of Independent Auditors; and • the unaudited pro forma condensed consolidated combined financial information described in Item 9.01(b) below. No other modifications to the Original Form 8-K are being made by this Amendment. This Amendment should be read in connection with the Original Form 8-K, which provides a more complete description of the Acquisitions.
Entity Central Index Key	0001304464